Aug. 28, 2019

Prospectus Supplement

John Hancock Funds II

Multi-Asset Absolute Return Fund (formerly Global Absolute Return Strategies Fund) (the fund)

Supplement dated August 28, 2019 to the current Class A, Class C, Class I, Class R2, and Class R6 shares Prospectus (the prospectus), as may be supplemented

1. The Annual fund operating expenses table and the Expense example table under “Fees and expenses” in the “Fund summary” section are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A	C	I	R2	R6
Management fee[1]	0.95	0.95	0.95	0.95	0.95
Distribution and service (Rule 12b-1) fees	0.30	1.00	0.00	0.25	0.00
Other expenses[2]
Service plan fee	0.00	0.00	0.00	0.25[3]	0.00
Additional other expenses	0.21	0.21	0.21	0.10	0.10
Total other expenses	0.21	0.21	0.21	0.35	0.10
Total annual fund operating expenses	1.46	2.16	1.16	1.55	1.05
Contractual expense reimbursement[4]	-0.01	-0.01	-0.01	-0.01	-0.01
Total annual fund operating expenses after expense reimbursements	1.45	2.15	1.15	1.54	1.04

[1] “Management fee” has been restated to reflect the contractual management fee schedule effective August 28, 2019.

[2] “Other expenses” have been restated to reflect current fees and assets.

[3] “Service plan fee“ has been restated to reflect maximum allowable fees.

[4] The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expenses ($)	A	C	I	R2	R6
		Sold	Not Sold
1 year	640	318	218	117	157	106
3 years	938	675	675	367	489	333
5 years	1,257	1,158	1,158	637	844	578
10 years	2,158	2,492	2,492	1,408	1,845	1,282

2. The following disclosure under the heading “A note on performance” in the “Fund summary” section is revised and restated as follows:

Prior to August 28, 2019, the fund was managed by a different subadvisor, and thus, the performance presented prior to August 28, 2019 should not be attributed to the current subadvisor, Nordea Investment Management North America, Inc. (NIMNAI). The fund’s performance shown below might have differed materially had NIMNAI managed the fund prior to August 28, 2019.

3. The footnote to the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section is revised and restated as follows:

*Prior to August 28, 2019, the fund’s primary benchmark was the ICE Bank of America Merrill Lynch U.S. Dollar 6-Month Deposit Offered Rate Constant Maturity Index. Effective August 28, 2019, the fund’s primary benchmark index is the ICE Bank of America Merrill Lynch 0-3 Month U.S. Treasury Bill Index. The ICE Bank of America Merrill Lynch 0-3 Month U.S. Treasury Bill Index is better aligned with the fund’s investment strategy.

Prospectus Supplement

John Hancock Funds II

Multi-Asset Absolute Return Fund (formerly Global Absolute Return Strategies Fund) (the fund)

Supplement dated August 28, 2019 to the current Class R4 and Class R5 shares Prospectus (the prospectus), as may be supplemented

1. The Annual fund operating expenses table and the Expense example table under “Fees and expenses” in the “Fund summary” section are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	R4	R5
Management fee[1]	0.95	0.95
Distribution and service (Rule 12b-1) fees	0.25	0.00
Other expenses[2]
Service plan fee	0.10	0.05
Additional other expenses	0.10	0.10
Total other expenses	0.20	0.15
Total annual fund operating expenses	1.40	1.10
Contractual expense reimbursement[3]	-0.01	-0.01
Total annual fund operating expenses after expense reimbursements	1.39	1.09

[1] “Management fee” has been restated to reflect the contractual management fee schedule effective August 28, 2019.

[2] “Other expenses,” such as expected transfer agency expenses, have been estimated for the first year of operations of the fund’s Class R4 and Class R5 shares. ”Other expenses” have also been restated to reflect current fees and assets.

[3] The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expenses ($)	R4	R5

1 year	142	111
3 years	442	349
5 years	765	605
10 years	1,679	1,339

2. The following disclosure under the heading “A note on performance” in the “Fund summary” section is revised and restated as follows:

Prior to August 28, 2019, the fund was managed by a different subadvisor, and thus, the performance presented prior to August 28, 2019 should not be attributed to the current subadvisor, Nordea Investment Management North America, Inc. (NIMNAI). The fund’s performance shown below might have differed materially had NIMNAI managed the fund prior to August 28, 2019.

3. The footnote to the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section is revised and restated as follows:

*Prior to August 28, 2019, the fund’s primary benchmark was the ICE Bank of America Merrill Lynch U.S. Dollar 6-Month Deposit Offered Rate Constant Maturity Index. Effective August 28, 2019, the fund’s primary benchmark index is the ICE Bank of America Merrill Lynch 0-3 Month U.S. Treasury Bill Index. The ICE Bank of America Merrill Lynch 0-3 Month U.S. Treasury Bill Index is better aligned with the fund’s investment strategy.

Prospectus Supplement

John Hancock Funds II

Multi-Asset Absolute Return Fund (formerly Global Absolute Return Strategies Fund) (the fund)

Supplement dated August 28, 2019 to the current Class NAV share Prospectus (the prospectus), as may be supplemented

1. The Annual fund operating expenses table and the Expense example table under “Fees and expenses” in the “Fund summary” section are revised and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	NAV
Management fee[1]	0.95
Other expenses[2]	0.09
Total annual fund operating expenses	1.04
Contractual expense reimbursement[3]	-0.01
Total annual fund operating expenses after expense reimbursements	1.03

[1] “Management fee” has been restated to reflect the contractual management fee schedule effective August 28, 2019.

[2] “Other expenses” have been restated to reflect current fees and assets.

[3] The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expenses ($)	NAV

1 year	105
3 years	330
5 years	573
10 years	1,270

2. The following disclosure under the heading “A note on performance” in the “Fund summary” section is revised and restated as follows:

Prior to August 28, 2019, the fund was managed by a different subadvisor, and thus, the performance presented prior to August 28, 2019 should not be attributed to the current subadvisor, Nordea Investment Management North America, Inc. (NIMNAI). The fund’s performance shown below might have differed materially had NIMNAI managed the fund prior to August 28, 2019.

3. The footnote to the “Average annual total returns” table under the heading “Past performance” in the “Fund summary” section is revised and restated as follows:

*Prior to August 28, 2019, the fund’s primary benchmark was the ICE Bank of America Merrill Lynch U.S. Dollar 6-Month Deposit Offered Rate Constant Maturity Index. Effective August 28, 2019, the fund’s primary benchmark index is the ICE Bank of America Merrill Lynch 0-3 Month U.S. Treasury Bill Index. The ICE Bank of America Merrill Lynch 0-3 Month U.S. Treasury Bill Index is better aligned with the fund’s investment strategy.